Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Profit-sharing and other employee related obligations	$ 7,248	$ 8,908
Non-current
Other employee related obligations	1,297	1,081
Lease liabilities	257
Other liabilities non-current	$ 1,554	$ 1,081